NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2012
Note 10. Restatement Of Financial Statements
NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS

On March 19, 2012, the Company’s management concluded that the Company’s audited financial statements for the year ended June 30, 2011 should no longer be relied upon. Specifically, the issuance of 65,000,000 shares to its founders on March 1, 2011 was re-valued at $.15 per share from $.001 per share, and the issuance of 400,000 shares and 300,000 shares to its services providers on February 8, 2011 and November 19, 2010, respectively, was re-valued at $.15 per share from $.02 per share. As a result, the Company’s net loss changed from $(784,774) to $(10,560,774) for the year ended June 30, 2011. The Company did not find any understatement in expenses for the comparative year ended June 30, 2010.

On August 22, 2012, the Company’s management found some of the Area Lead Request Deposits which should have been recorded as deferred revenue or customer deposits has been mistakenly recorded as revenue. Specifically, for the year ended June 30, 2010, the Company received an aggregate of $38,000 the Area Lead Request Deposits, of which $1,000 was refunded to the clients in the same fiscal year, $15,149 turned into revenue in the next fiscal year, $16,506 was refunded to the clients in the fiscal year ended June 30, 2011, $4,845 was refunded to the clients in the fiscal year ended June 30, 2012 and $500 was refunded to a client in the fiscal year ended June 30, 2013. In the financial statements ending June 30, 2010, customer deposits in the amount of $21,851 and deferred revenue in the amount of $15,149 was recorded in the balance sheet and $37,000 was deducted from revenue in the statement of operation. For the year ended June 30, 2011, the Company received an aggregate of $35,500 the Area Lead Request Deposits, of which $11,848 was refunded to the clients in the same fiscal year, $19,152 turned into revenue in the next fiscal year and $4,500 was refunded to the clients in the fiscal year ended June 30, 2012. In the financial statement ending June 30, 2011, customer deposits was reduced by $12,006 to $9,845, deferred revenue was increased by $4,003 to $19,152 and revenue was increased by $8,003 to $1,925,960.

The following table sets forth all the accounts in the original amounts and restated amounts, respectively.

As of June 30, 2010	Original	Restated

Deferred revenue	$—	$15,149
Customer deposits	$—	$21,851

For the year ended June 30, 2010	Original	Restated

Total revenue	$103,668	$66,668

Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(94,616)
Adjustment	$(37,000)
Adjusted balance, June 30	$(131,616)

As of June 30, 2011	Original	Restated

Customer deposits	$—	$9,845
Deferred revenue	$—	$19,152
Additional paid in capital	$807,686	$10,583,686
Retained deficit	$(879,390)	$(10,684,387)

For the year ended of June 30, 2011	Original	Restated

Revenue	$1,917,957	$1,925,960
Consulting fee	$163,958	$102,457
Stock issued for services rendered	$143,750	$9,961,251
NET LOSS	$(784,774)	$(10,552,771)

Statement of Retained Deficit	2010 (as restated)

Balance, June 30	$(879,390)
Adjustment	$(9,804,997)
Adjusted balance, June 30	$(10,684,387)